Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net [Abstract]
Intangible Assets, Net

7. Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Software	12,665	13,305	2,198
Domain name	54	54	9
Total	12,719	13,359	2,207
Less: accumulated amortization	(3,231)	(5,440)	(899)
Net book value	9,488	7,919	1,308

Amortization expenses for the years ended December 31, 2011, 2012 and 2013 were RMB1.0 million, RMB1.9 million and RMB2.8 million (US$0.5 million), respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2014: RMB2.6 million, 2015: RMB2.3 million, 2016: RMB1.8 million, 2017: RMB1.0 million, and 2018: RMB0.2 million.